Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	nft5_SupplementTextBlock

ASG DIVERSIFYING STRATEGIES FUND

Supplement dated November 19, 2012 to the ASG Diversifying Strategies Fund Summary Prospectus and Prospectus, each dated May 1, 2012, as each may be revised and supplemented from time to time.

Effective immediately, the Barclay Fund of Funds Index will replace the HFRI Fund of Funds Composite Index as the ASG Diversifying Strategies Fund's secondary benchmark. The 3-month London Interbank Offered Rate (LIBOR) will remain as the Fund's primary benchmark.

Effective immediately, the "Average Annual Total Returns" chart and the corresponding footnote in the Fund's Summary Prospectus is amended and restated as follows:

Average Annual Total Returns (for the periods ended December 31, 2011)	Past 1 Year	Life of Fund (8/3/09)
ASG Diversifying Strategies Fund Class A – Return Before Taxes	-8.36%	2.70%
Return After Taxes on Distributions	-9.66%	0.79%
Return After Taxes on Distributions & Sale of Fund Shares	-5.44%	1.34%
Class C – Return Before Taxes	-4.37%	4.44%
Class Y – Return Before Taxes	-2.48%	5.46%
3-month London Interbank Offered Rate (LIBOR) (Calculated from August 1, 2009)[1]	0.27%	0.33%
Barclay Fund of Funds Index (Calculated from August 1, 2009)[2]	-6.22%	1.04%
HFRI Fund of Funds Composite Index (Calculated from August 1, 2009)	-5.72%	1.63%

1	Prior to May 1, 2012, the Fund's prospectus listed the Fund's primary benchmark as HFRI Fund of Funds Composite Index, an unmanaged, equally-weighted hedge fund index. As of May 1, 2012 3-month London Interbank Offered Rate (LIBOR) is listed as the Fund's primary benchmark because AlphaSimplex believes that 3-month LIBOR provides an appropriate comparison in light of the Fund's absolute return strategy.
2	Effective November 19, 2012 the Barclay Fund of Funds Index replaced the HFRI Fund of Funds Composite Index as the Fund's secondary benchmark because AlphaSimplex believes the index is an appropriate representation of hedge fund industry performance.

ASG Diversifying Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nft5_SupplementTextBlock

ASG DIVERSIFYING STRATEGIES FUND

Supplement dated November 19, 2012 to the ASG Diversifying Strategies Fund Summary Prospectus and Prospectus, each dated May 1, 2012, as each may be revised and supplemented from time to time.

Effective immediately, the Barclay Fund of Funds Index will replace the HFRI Fund of Funds Composite Index as the ASG Diversifying Strategies Fund's secondary benchmark. The 3-month London Interbank Offered Rate (LIBOR) will remain as the Fund's primary benchmark.

Effective immediately, the "Average Annual Total Returns" chart and the corresponding footnote in the Fund's Summary Prospectus is amended and restated as follows:

Average Annual Total Returns (for the periods ended December 31, 2011)	Past 1 Year	Life of Fund (8/3/09)
ASG Diversifying Strategies Fund Class A – Return Before Taxes	-8.36%	2.70%
Return After Taxes on Distributions	-9.66%	0.79%
Return After Taxes on Distributions & Sale of Fund Shares	-5.44%	1.34%
Class C – Return Before Taxes	-4.37%	4.44%
Class Y – Return Before Taxes	-2.48%	5.46%
3-month London Interbank Offered Rate (LIBOR) (Calculated from August 1, 2009)[1]	0.27%	0.33%
Barclay Fund of Funds Index (Calculated from August 1, 2009)[2]	-6.22%	1.04%
HFRI Fund of Funds Composite Index (Calculated from August 1, 2009)	-5.72%	1.63%

1	Prior to May 1, 2012, the Fund's prospectus listed the Fund's primary benchmark as HFRI Fund of Funds Composite Index, an unmanaged, equally-weighted hedge fund index. As of May 1, 2012 3-month London Interbank Offered Rate (LIBOR) is listed as the Fund's primary benchmark because AlphaSimplex believes that 3-month LIBOR provides an appropriate comparison in light of the Fund's absolute return strategy.
2	Effective November 19, 2012 the Barclay Fund of Funds Index replaced the HFRI Fund of Funds Composite Index as the Fund's secondary benchmark because AlphaSimplex believes the index is an appropriate representation of hedge fund industry performance.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
ASG Diversifying Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(8.36%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2009
ASG Diversifying Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.37%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2009
ASG Diversifying Strategies Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.48%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2009
ASG Diversifying Strategies Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(9.66%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2009
ASG Diversifying Strategies Fund | Return After Taxes on Distributions & Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.44%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2009
ASG Diversifying Strategies Fund | 3-month London Interbank Offered Rate (LIBOR)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.27%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	0.33%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2009
ASG Diversifying Strategies Fund | Barclay Fund of Funds Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.22%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	1.04%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2009
ASG Diversifying Strategies Fund | HFRI Fund of Funds Composite Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.72%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2009

[1]	Prior to May 1, 2012, the Fund's prospectus listed the Fund's primary benchmark as HFRI Fund of Funds Composite Index, an unmanaged, equally-weighted hedge fund index. As of May 1, 2012 3-month London Interbank Offered Rate (LIBOR) is listed as the Fund's primary benchmark because AlphaSimplex believes that 3-month LIBOR provides an appropriate comparison in light of the Fund's absolute return strategy.
[2]	Effective November 19, 2012 the Barclay Fund of Funds Index replaced the HFRI Fund of Funds Composite Index as the Fund's secondary benchmark because AlphaSimplex believes the index is an appropriate representation of hedge fund industry performance.